Risk Report - Market Risk (Tables)	12 Months Ended
Dec. 31, 2022
Market Risk [Abstract]
Trading Market Risk - Value-at Risk of Trading Units by Risk Type [text block table]	Value-at-Risk of Trading Units by Risk Type¹ Total Diversificationeffect Interest raterisk Credit spreadrisk Equity pricerisk Foreign exchangerisk² Commodity pricerisk in € m. 2022 2021 2022 2021 2022 2021 2022 2021 2022 2021 2022 2021 2022 2021 Average 44.0 37.5 (43.3) (37.2) 29.4 23.1 35.4 27.9 11.4 13.0 9.7 9.5 1.5 1.1 Maximum 71.4 69.0 (21.7) (21.0) 48.1 38.5 58.7 60.3 21.7 20.1 15.0 25.2 4.3 7.9 Minimum 24.9 27.7 (67.1) (76.9) 13.4 11.3 19.3 17.5 5.4 6.8 5.8 4.4 0.3 0.3 Period-end 38.3 31.1 (43.3) (27.0) 26.0 16.6 35.0 24.1 6.4 8.3 13.6 8.1 0.5 1.0 1 Figures for 2022 as of December 31, 2022. Figures for 2021 as of December 31, 2021. 2 Includes value-at-risk from gold and other precious metal positions.
Trading Market Risk - Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 percent confidence level and one-year capital horizon) [text block table]	Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 % confidence level and one-year capital horizon)1,2,3, Total Credit Trading Core Rates Emerging Markets Other4 in € m. 2022 2021 2022 2021 2022 2021 2022 2021 2022 2021 Average 319.0 436.6 54.5 118.1 137.0 211.4 110.2 188.3 17.4 (81.2) Maximum 414.0 604.1 130.6 154.6 305.0 574.5 332.4 267.9 51.2 59.1 Minimum 272.4 292.5 (33.2) 62.5 53.2 60.1 39.3 84.4 (31.7) (224.9) Period-end 291.2 292.5 11.6 85.4 161.9 78.0 100.2 133.1 17.4 (4.0) 1 Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2022 and December 31, 2021, respectively. 2 Business line breakdowns have been updated for 2022 reporting to better reflect the current business structure. 3 All liquidity horizons are set to 12 months. 4 Other includes Capital Release Unit.
Nontrading Market Risk - Economic Capital Usage by risk type [text block table]	Economic Capital Usage by risk type. Economic capital usage in € m. Dec 31, 2022 Dec 31, 2021 Interest rate risk 1,752 1,853 Credit spread risk 29 21 Equity and Investment risk 841 1,031 Foreign exchange risk 1,460 1,509 Pension risk 803 1,128 Guaranteed funds risk 82 85 Total non-trading market risk portfolios 4,968 5,628